CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Rental income	$ 1,772,457	$ 1,638,376	$ 1,634,655
Fee and asset management	9,476	10,346	10,715
Total revenues	1,781,933	1,648,722	1,645,370
EXPENSES
Property and maintenance	404,083	371,820	365,389
Real estate taxes and insurance	212,389	191,260	179,545
Property management	80,087	71,300	76,824
Fee and asset management	4,998	7,345	7,840
Depreciation	615,784	521,403	498,333
General and administrative	39,881	38,985	44,945
Impairment	45,380	11,124	116,418
Total expenses	1,402,602	1,213,237	1,289,294
Operating income	379,331	435,485	356,076
Interest and other income	5,312	16,578	33,246
Other expenses	(11,928)	(6,478)	(5,760)
Interest:
Expense incurred, net	(468,448)	(493,509)	(477,131)
Amortization of deferred financing costs	(10,125)	(12,332)	(9,582)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	(105,858)	(60,256)	(103,151)
Income and other tax (expense) benefit	(292)	(2,716)	(5,235)
(Loss) from investments in unconsolidated entities	(735)	(2,815)	(107)
Net gain on sales of unconsolidated entities	28,101	10,689	2,876
Net (loss) gain on sales of land parcels	(1,395)		2,976
(Loss) from continuing operations	(80,179)	(55,098)	(102,641)
Discontinued operations, net	376,162	437,127	539,054
Net income	295,983	382,029	436,413
Net (income) loss attributable to Noncontrolling Interests:
Operating Partnership	(13,099)	(20,305)	(26,126)
Preference Interests and Units		(9)	(15)
Partially Owned Properties	726	558	(2,650)
Net income attributable to controlling interests	283,610	362,273	407,622
Preferred distributions	(14,368)	(14,479)	(14,507)
Net income available to Common Shares	$ 269,242	$ 347,794	$ 393,115
Earnings per share - basic:
(Loss) from continuing operations available to Common Shares	$ (0.32)	$ (0.24)	$ (0.42)
Net income available to Common Shares	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	282,888	273,609	270,012
Earnings per share - diluted:
(Loss) from continuing operations available to Common Shares	$ (0.32)	$ (0.24)	$ (0.42)
Net income available to Common Shares	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	282,888	273,609	270,012